CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net income	$ 130,653	$ 83,937	$ 202,768
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	239,181	214,062	187,827
Amortization of deferred charges	7,580	7,731	7,209
Amortization of deferred charter revenue	(1,062)	(1,428)	3,282
Vessel impairment charge	0	7,389	0
Adjustment of derivatives to fair value recognized in net income	4,708	8,374	(17,142)
(Gain)/loss on investments in debt and equity securities	854	1,912	(18,171)
Equity in earnings of associated companies	(2,798)	(2,848)	(2,833)
Gain on sale of assets	(5,374)	(18,670)	(13,228)
Repayments from investment in sales-type, direct financing and leaseback assets	8,640	13,906	17,025
Loss on repurchase of bonds	1,317	540	0
Other, net	(1,401)	2,013	1,381
Changes in operating assets and liabilities
Trade accounts receivable	4,302	(20,941)	(9,033)
Due to/ from related parties	(3,194)	1,821	4,836
Other current assets	(31,151)	(3,127)	(11,026)
Inventories	(5,657)	4,666	(6,271)
Prepaid expenses and accrued income	(2,026)	638	(10,725)
Trade accounts payable	4,045	22,372	6,118
Accrued expenses and other current liabilities	21,244	20,742	13,108
Net cash provided by operating activities	369,861	343,089	355,125
Investing activities
Purchase of vessels, capital improvements and other additions	(644,859)	(264,418)	(602,499)
Proceeds from sale of vessels	22,744	156,200	83,333
Net amounts received from associated companies	2,810	2,919	2,916
Proceeds from redemption of debt and equity securities	0	0	14,989
Collateral deposits received on swap agreements	2,100	1,680	2,173
Other investments and long-term assets, net	(300)	(275)	0
Net cash used in investing activities	(617,505)	(103,894)	(499,088)
Financing activities
Repayments of lease obligation liability	(419,341)	(53,654)	(51,204)
Proceeds from issuance of short-term and long-term debt	1,398,389	944,585	959,595
Repayments of short-term and long-term debt	(556,730)	(781,122)	(611,310)
Repurchase of bonds	(133,117)	(205,848)	0
Debt fees paid	(13,723)	(12,448)	(7,142)
Principal settlements of cross currency swaps, net	(16,534)	(20,412)	0
Cash received/(paid) for shares issued or repurchased	96,250		0
Cash received/(paid) for shares issued or repurchased		(10,174)
Cash dividends paid	(138,491)	(122,992)	(111,574)
Net cash provided by/(used in) financing activities	216,703	(262,065)	178,365
Net change in cash and cash equivalents	(30,941)	(22,870)	34,402
Cash and cash equivalents at start of the year	165,492	188,362	153,960
Cash and cash equivalents at end of the year	134,551	165,492	188,362
Cash and cash equivalents:
Cash and cash equivalents	134,551	165,492	188,362
Cash and cash equivalents at end of the year	134,551	165,492	188,362
Supplemental disclosure of cash flow information:
Interest paid on debt, swaps and leases, net of capitalized interest	161,237	148,505	109,682
Taxes paid	$ 8,294	$ 1,986	$ 0